Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Restricted Share Units (Details)	12 Months Ended
	Mar. 31, 2021 shares Warrant $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	$ 2.25
Ending balance	$ 2.25
Number of warrants | Warrant	17,407,401
Ending balance | Warrant	17,407,401
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	$ 5.80
Granted	2.21	$ 5.80
Released through the issuance of common shares	5.80	5.80
Withheld as payment of withholding taxes	5.80	5.80
Ending balance	$ 3.46	$ 5.80
Beginning balance | shares	2,099,998
Number of warrants | shares	2,187,969	2,800,000
Released through the issuance of common shares | shares	(574,464)	(437,849)
Withheld as payment of withholding taxes | shares	(358,872)	(262,153)
Ending balance | shares	3,354,631	2,099,998